SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 5) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2005
Stock Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares for grants (in shares)				416,517
Stock options granted subject to vesting period (in shares)	5,600	3,771	7,593
Vesting period of options granted	5 years	5 years	5 years
Exchange ratio after adjustment in unallocated shares held by the ESOP	0.857%
After-tax compensation cost for vested equity-based awards recognized	$ 22,000	$ 20,000	$ 96,000
Unrecognized pre-tax compensation cost for non vested equity based awards granted	$ 51,000	$ 67,000	$ 68,000
Weighted-average vesting period	2 years 6 months	2 years 6 months	2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	3.86%	5.31%	5.45%
Expected volatility	24.10%	44.17%	44.55%
Risk-free interest rate	1.64%	2.97%	3.38%
Expected life of options	10 years